CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Accounts Receivable, allowance for doubtful accounts | $	$ 51		$ 77
Ordinary shares, par value | ₪ / shares		₪ 0.015		₪ 0.015
Ordinary shares authorized	150,000,000		150,000,000
Ordinary shares issued	35,714,399		35,230,253
Ordinary shares outstanding	35,714,399		35,230,253